Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Relationship Between Pay and Performance

As required by Item 402(v) of Regulation S-K, we are presenting information that describes the relationship between compensation actually paid to our NEOs, as computed in accordance with the rules prescribed by Item 402(v), and certain measures of financial performance of the Company. While the information provided below may be useful to understanding the relationship between the compensation actually paid to our NEOs and our financial performance, we believe that this disclosure should be read in the context of the more complete and comprehensive discussion of our executive compensation program set forth in the CD&A beginning on page 27, and in the CD&A sections of our Proxy Statements for prior periods presented in the table below.

Pay Versus Performance

					Value of Initial Fixed $100
					Investment Based On:
Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)(3)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers ($)(4)	Average Compensation Actually Paid to Non-CEO Named Executive Officers ($)(2)(5)	Total Shareholder Return ($)(6)	Peer Group Total Shareholder Return ($)(7)	Net Income ($ in millions) (8)	Ex-Cat Operating Income ($ in millions)(9)

2025	10,486,571	15,442,248	3,358,996	4,511,833	175.72	234.32	662.5	1,209.3
2024	9,550,596	13,063,736	3,068,602	3,901,791	145.64	212.86	426.0	1,026.0
2023	7,721,129	5,788,287	2,458,068	1,997,478	111.50	157.12	35.3	795.7
2022	6,826,023	7,254,520	2,234,298	2,351,602	120.69	141.79	116.0	687.7
2021	6,773,668	8,437,307	2,230,923	2,666,961	114.51	119.28	418.7	834.9

(1)
The amounts in this column reflect the amounts reported in the “Total” column of the Summary Compensation Table for Mr. Roche, our Chief Executive Officer, for each of the periods presented.
(2)
“Compensation actually paid” as set forth in this column is calculated in accordance with rules prescribed under Item 402(v) and does not reflect the actual amounts earned or that may be earned by the applicable NEO. The amounts set forth may be more or less than the value actually realized by an NEO based upon, among other things, the value of our Common Stock at the time of vesting of stock awards or exercise of options held by the NEO, whether the Company achieves certain performance goals in respect of such awards and/or whether such equity awards actually vest.
(3)
The amounts deducted or added in calculating the equity award adjustments required under Item 402(v) are as set forth in the following table. For the periods covered, no dividends or other earnings were paid on outstanding and unvested awards. Each of Mr. Roche’s outstanding RSUs accrue dividend equivalents in the form of additional RSUs that are not paid unless and until the underlying award vests and becomes payable. The value of dividend equivalents is reflected in the values set forth below. Moreover, while certain PBRSUs that vested during the applicable year may have vested at levels below or above target, no awards were forfeited in their entirety due to a failure to meet threshold payout levels. The valuation assumptions used to calculate the fair values of PBRSUs reflect the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the CHCC as of the applicable vesting date). The valuation assumptions used to calculate fair values attributable to TBRSUs and PBRSUs, as applicable, did not materially differ from those used in our disclosures of fair value as of the grant date. The valuation assumptions used to calculate fair values attributable to Options also did not materially differ from those used in our disclosures of fair value as of the grant date, other than for an adjustment for moneyness, as applicable.

Year	Deductions from Summary Compensation Table ($)	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During Year ($)(a)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)(b)	Fair Value as of Vesting Date of Equity Awards that Vested During the Same Year Granted ($)(c)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year Measured From Prior Year-End to Vesting Date ($)(d)	Total Equity Award Adjustments ($)

2025	(6,003,580)	7,701,547	2,837,685	71,018	349,007	4,955,677
2024	(5,005,617)	6,146,332	1,944,553	66,958	360,914	3,513,140
2023	(4,600,133)	3,687,677	(1,228,420)	45,533	162,501	(1,932,842)
2022	(3,960,266)	3,815,952	346,063	—	226,748	428,497
2021	(3,500,384)	4,218,774	861,727	—	83,522	1,663,639

(a)
Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to Mr. Roche during the year indicated.
(b)
Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to Mr. Roche during the two years preceding the year indicated.
(c)
As of December 31, 2023, Mr. Roche was deemed “retirement eligible.” Accordingly, during the years indicated, this amount includes the portion of his 2023, 2024 or 2025 TBRSU award, as applicable, that was accelerated and withheld to pay FICA tax withholding obligations (and income taxes due on the amounts withheld) due in connection with Mr. Roche qualifying as retirement-eligible during the applicable year.
(d)
Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to Mr. Roche during the third year prior to the year indicated. Additionally, as of December 31, 2023, Mr. Roche was deemed “retirement eligible.” Accordingly, for 2023 this includes the portion of his 2022 TBRSU award that was accelerated and withheld to pay FICA tax withholding obligations (and income taxes due on the amounts withheld) due in connection with his qualifying as “retirement eligible” in 2023.

Mr. Roche does not participate in our frozen defined benefit plan. Accordingly, no adjustments have been included for changes in the actuarial present value of defined benefit pension plans.

(4)
The amounts in this column reflect the average of the amounts reported in the “Total” column of the Summary Compensation Table for the Company’s NEOs as a group (excluding the CEO) for each period presented. The non-CEO NEOs included for purposes of computing the amounts in this column for all years presented are Messrs. Farber, Lavey, Salvatore and Kerrigan.
(5)
The amounts deducted or added in calculating the equity award adjustments required under Item 402(v) are as set forth in the following table. Each of the numbers is expressed as an average for all NEOs, other than the CEO, for the periods presented. For the periods covered, no dividends or other earnings were paid on outstanding and unvested awards. Outstanding RSUs accrue dividend equivalents in the form of additional RSUs that are not paid unless and until the underlying award vests and becomes payable. The value of dividend equivalents is reflected in the values set forth below. Moreover, while certain PBRSUs that vested during the applicable year may have vested at levels below or above target, no awards were forfeited in their entirety due to a failure to meet threshold payout levels. The valuation assumptions used to calculate the fair values of PBRSUs reflect the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the CHCC as of the applicable vesting date). The valuation assumptions used to calculate fair values attributable to TBRSUs and PBRSUs, as applicable, did not materially differ from those used in our disclosures of fair value as of the grant date. The valuation assumptions used to calculate fair values attributable to Options also did not materially differ from those used in our disclosures of fair value as of the grant date, other than for an adjustment for moneyness, as applicable.

Year	Deductions from Summary Compensation Table ($)	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During Year ($)(a)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)(b)	Fair Value as of Vesting Date of Equity Awards that Vested During the Same Year Granted ($)(c)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year Measured From Prior Year-End to Vesting Date ($)(d)	Total Equity Award Adjustments ($)

2025	(1,387,230)	1,783,866	655,606	12,224	88,371	1,152,837
2024	(1,151,501)	1,423,107	462,114	6,054	93,415	833,189
2023	(1,062,762)	862,452	(305,478)	—	45,198	(460,590)
2022	(975,188)	939,752	93,755	—	58,985	117,304
2021	(875,182)	1,054,927	232,428	—	23,865	436,038

(a)
Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to the NEO during the year indicated.
(b)
Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to the NEO during the two years preceding the year indicated.
(c)
As of December 31, 2024, Mr. Farber was deemed “retirement eligible.” Accordingly, during the years indicated, this amount includes the portion of Mr. Farber’s 2024 or 2025 TBRSU award, as applicable, that was accelerated and withheld to pay FICA tax withholding obligations (and income taxes due on the amounts withheld) due in connection with Mr. Farber qualifying as retirement-eligible during the applicable years. As of December 31, 2025, Messrs. Salvatore and Kerrigan were deemed “retirement eligible.” Accordingly, during 2025, this amount also includes portions of Messrs. Salvatore’s and Kerrigan’s 2025 TBRSU awards that were accelerated and withheld to pay FICA tax withholding obligations (and income taxes due on the amounts withheld) due in connection with their qualifying as retirement-eligible during 2025.
(d)
Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to the NEO during the third year prior to the year indicated. As of December 31, 2024, Mr. Farber was deemed “retirement eligible.” Accordingly, for 2024 this includes the portions of his 2022 and 2023 TBRSU awards that were accelerated and withheld to pay FICA tax withholding obligations (and income taxes due on the amounts withheld) due in connection with his qualifying as “retirement eligible” in 2024. As of December 31, 2025, Messrs. Salvatore and Kerrigan were deemed “retirement eligible.” Accordingly, for 2025 this includes the portions of each of their 2023 and 2024 TBRSU awards that were accelerated and withheld to pay FICA tax withholding obligations (and income taxes due on the amounts withheld) due in connection with their qualifying as “retirement eligible” in 2025.

Effective December 31, 2004, benefits under our defined benefit plan were frozen. Accordingly, no adjustments have been included for changes in the actuarial present value of the defined benefit pension plans.

(6)
Assumes $100 invested in THG common stock on December 31, 2020, the last trading day before the start of 2021, through the last trading day for the applicable year in the table, including reinvestment of dividends.
(7)
Assumes $100 invested in the S&P 500 Property & Casualty Insurance Index, the index used for purposes of Item 201(e) of Regulation S-K and the peer group chosen for purposes of the TSR calculation under SEC rules, on December 31, 2020, the last trading day before the start of 2021, through the last trading day for the applicable year in the table, including reinvestment of dividends. Peer group TSR is weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.
(8)
Net income as reported for each year in the Company’s Form 10-K.
(9)
This financial measure is a non-GAAP financial measure. Reconciliation to the most directly comparable GAAP measure, income from continuing operations, and/or explanations of how we calculate this measure is contained in Appendix A to this Proxy Statement, which is incorporated herein by reference.

Company Selected Measure Name	Ex-Cat Operating Income
Named Executive Officers, Footnote	(1) The amounts in this column reflect the amounts reported in the “Total” column of the Summary Compensation Table for Mr. Roche, our Chief Executive Officer, for each of the periods presented.
Peer Group Issuers, Footnote
(7)
Assumes $100 invested in the S&P 500 Property & Casualty Insurance Index, the index used for purposes of Item 201(e) of Regulation S-K and the peer group chosen for purposes of the TSR calculation under SEC rules, on December 31, 2020, the last trading day before the start of 2021, through the last trading day for the applicable year in the table, including reinvestment of dividends. Peer group TSR is weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.

PEO Total Compensation Amount	$ 10,486,571	$ 9,550,596	$ 7,721,129	$ 6,826,023	$ 6,773,668
PEO Actually Paid Compensation Amount	$ 15,442,248	13,063,736	5,788,287	7,254,520	8,437,307
Adjustment To PEO Compensation, Footnote
(2)
“Compensation actually paid” as set forth in this column is calculated in accordance with rules prescribed under Item 402(v) and does not reflect the actual amounts earned or that may be earned by the applicable NEO. The amounts set forth may be more or less than the value actually realized by an NEO based upon, among other things, the value of our Common Stock at the time of vesting of stock awards or exercise of options held by the NEO, whether the Company achieves certain performance goals in respect of such awards and/or whether such equity awards actually vest.

Non-PEO NEO Average Total Compensation Amount	$ 3,358,996	3,068,602	2,458,068	2,234,298	2,230,923
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,511,833	3,901,791	1,997,478	2,351,602	2,666,961
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The amounts in this column reflect the average of the amounts reported in the “Total” column of the Summary Compensation Table for the Company’s NEOs as a group (excluding the CEO) for each period presented. The non-CEO NEOs included for purposes of computing the amounts in this column for all years presented are Messrs. Farber, Lavey, Salvatore and Kerrigan.

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid to Metrics Identified in the Pay Versus Performance Table
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure

Principal Financial Metrics We Use to Link Compensation Actually Paid to Company Performance for 2025

The principal financial metrics that we use to link compensation actually paid to our performance for 2025, as further described in the CD&A beginning on page 27, are as follows:

Financial Performance Measures

Ex-Cat Operating Income (1)(2)
Pre-Tax Operating Income (2)
Relative Total Shareholder Return (3)
Adjusted Operating ROE (2)(4)

(1)
Company selected measure as noted in the above Pay Versus Performance Table.
(2)
Each of these financial measures is a non-GAAP financial measure. Definitions and, where required, reconciliations to the most directly comparable GAAP measure are contained in Appendix A to this Proxy Statement, which is incorporated herein by reference.
(3)
For purposes of our executive compensation programs we measure Relative Total Shareholder Return over a three-year period. Please see the “Long-Term Incentive Compensation” section in the CD&A beginning on page 27 for more information. For the three-year performance period ending in 2025, we measured our total shareholder return against the following 23 peer companies. We chose these companies because we believed at the beginning of the performance period that they were most representative of the companies against which we compete for capital/business.

• American Financial Group, Inc.

• American International Group, Inc.

• Argo Group International Holdings Ltd.

• AXIS Capital Holdings Limited

• Chubb Limited

• Cincinnati Financial Corporation

• CNA Financial Corporation

• Mercury Group Corporation • Old Republic International Corporation • ProAssurance Corporation • RLI Corp • Safety Insurance Group, Inc. • Selective Insurance Group, Inc. • The Allstate Corporation
• Donegal Group Inc.	• The Hartford Insurance Group, Inc.
• Horace Mann Educators Corporation	• The Travelers Companies, Inc.
• James River Group Holdings, Ltd. • Kemper Corporation • Markel Group Inc.	• United Fire Group, Inc. • W.R. Berkley Corporation
(4)
For purposes of our executive compensation programs we measure the average Adjusted Operating ROE over a three-year period. Please see the “Long-Term Incentive Compensation” section in the CD&A beginning on page 27 for more information.

Total Shareholder Return Vs Peer Group
(6)
Assumes $100 invested in THG common stock on December 31, 2020, the last trading day before the start of 2021, through the last trading day for the applicable year in the table, including reinvestment of dividends.

Total Shareholder Return Amount	$ 175.72	145.64	111.5	120.69	114.51
Peer Group Total Shareholder Return Amount	234.32	212.86	157.12	141.79	119.28
Net Income (Loss)	$ 662,500,000	$ 426,000,000	$ 35,300,000	$ 116,000,000	$ 418,700,000
PEO Name	Mr. Roche	Mr. Roche	Mr. Roche	Mr. Roche	Mr. Roche
Additional 402(v) Disclosure
(3)
The amounts deducted or added in calculating the equity award adjustments required under Item 402(v) are as set forth in the following table. For the periods covered, no dividends or other earnings were paid on outstanding and unvested awards. Each of Mr. Roche’s outstanding RSUs accrue dividend equivalents in the form of additional RSUs that are not paid unless and until the underlying award vests and becomes payable. The value of dividend equivalents is reflected in the values set forth below. Moreover, while certain PBRSUs that vested during the applicable year may have vested at levels below or above target, no awards were forfeited in their entirety due to a failure to meet threshold payout levels. The valuation assumptions used to calculate the fair values of PBRSUs reflect the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the CHCC as of the applicable vesting date). The valuation assumptions used to calculate fair values attributable to TBRSUs and PBRSUs, as applicable, did not materially differ from those used in our disclosures of fair value as of the grant date. The valuation assumptions used to calculate fair values attributable to Options also did not materially differ from those used in our disclosures of fair value as of the grant date, other than for an adjustment for moneyness, as applicable.

Year	Deductions from Summary Compensation Table ($)	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During Year ($)(a)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)(b)	Fair Value as of Vesting Date of Equity Awards that Vested During the Same Year Granted ($)(c)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year Measured From Prior Year-End to Vesting Date ($)(d)	Total Equity Award Adjustments ($)

2025	(6,003,580)	7,701,547	2,837,685	71,018	349,007	4,955,677
2024	(5,005,617)	6,146,332	1,944,553	66,958	360,914	3,513,140
2023	(4,600,133)	3,687,677	(1,228,420)	45,533	162,501	(1,932,842)
2022	(3,960,266)	3,815,952	346,063	—	226,748	428,497
2021	(3,500,384)	4,218,774	861,727	—	83,522	1,663,639

(a)
Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to Mr. Roche during the year indicated.
(b)
Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to Mr. Roche during the two years preceding the year indicated.
(c)
As of December 31, 2023, Mr. Roche was deemed “retirement eligible.” Accordingly, during the years indicated, this amount includes the portion of his 2023, 2024 or 2025 TBRSU award, as applicable, that was accelerated and withheld to pay FICA tax withholding obligations (and income taxes due on the amounts withheld) due in connection with Mr. Roche qualifying as retirement-eligible during the applicable year.
(d)
Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to Mr. Roche during the third year prior to the year indicated. Additionally, as of December 31, 2023, Mr. Roche was deemed “retirement eligible.” Accordingly, for 2023 this includes the portion of his 2022 TBRSU award that was accelerated and withheld to pay FICA tax withholding obligations (and income taxes due on the amounts withheld) due in connection with his qualifying as “retirement eligible” in 2023.

Mr. Roche does not participate in our frozen defined benefit plan. Accordingly, no adjustments have been included for changes in the actuarial present value of defined benefit pension plans.

(5)
The amounts deducted or added in calculating the equity award adjustments required under Item 402(v) are as set forth in the following table. Each of the numbers is expressed as an average for all NEOs, other than the CEO, for the periods presented. For the periods covered, no dividends or other earnings were paid on outstanding and unvested awards. Outstanding RSUs accrue dividend equivalents in the form of additional RSUs that are not paid unless and until the underlying award vests and becomes payable. The value of dividend equivalents is reflected in the values set forth below. Moreover, while certain PBRSUs that vested during the applicable year may have vested at levels below or above target, no awards were forfeited in their entirety due to a failure to meet threshold payout levels. The valuation assumptions used to calculate the fair values of PBRSUs reflect the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the CHCC as of the applicable vesting date). The valuation assumptions used to calculate fair values attributable to TBRSUs and PBRSUs, as applicable, did not materially differ from those used in our disclosures of fair value as of the grant date. The valuation assumptions used to calculate fair values attributable to Options also did not materially differ from those used in our disclosures of fair value as of the grant date, other than for an adjustment for moneyness, as applicable.

Year	Deductions from Summary Compensation Table ($)	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During Year ($)(a)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)(b)	Fair Value as of Vesting Date of Equity Awards that Vested During the Same Year Granted ($)(c)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year Measured From Prior Year-End to Vesting Date ($)(d)	Total Equity Award Adjustments ($)

2025	(1,387,230)	1,783,866	655,606	12,224	88,371	1,152,837
2024	(1,151,501)	1,423,107	462,114	6,054	93,415	833,189
2023	(1,062,762)	862,452	(305,478)	—	45,198	(460,590)
2022	(975,188)	939,752	93,755	—	58,985	117,304
2021	(875,182)	1,054,927	232,428	—	23,865	436,038

(a)
Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to the NEO during the year indicated.
(b)
Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to the NEO during the two years preceding the year indicated.
(c)
As of December 31, 2024, Mr. Farber was deemed “retirement eligible.” Accordingly, during the years indicated, this amount includes the portion of Mr. Farber’s 2024 or 2025 TBRSU award, as applicable, that was accelerated and withheld to pay FICA tax withholding obligations (and income taxes due on the amounts withheld) due in connection with Mr. Farber qualifying as retirement-eligible during the applicable years. As of December 31, 2025, Messrs. Salvatore and Kerrigan were deemed “retirement eligible.” Accordingly, during 2025, this amount also includes portions of Messrs. Salvatore’s and Kerrigan’s 2025 TBRSU awards that were accelerated and withheld to pay FICA tax withholding obligations (and income taxes due on the amounts withheld) due in connection with their qualifying as retirement-eligible during 2025.
(d)
Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to the NEO during the third year prior to the year indicated. As of December 31, 2024, Mr. Farber was deemed “retirement eligible.” Accordingly, for 2024 this includes the portions of his 2022 and 2023 TBRSU awards that were accelerated and withheld to pay FICA tax withholding obligations (and income taxes due on the amounts withheld) due in connection with his qualifying as “retirement eligible” in 2024. As of December 31, 2025, Messrs. Salvatore and Kerrigan were deemed “retirement eligible.” Accordingly, for 2025 this includes the portions of each of their 2023 and 2024 TBRSU awards that were accelerated and withheld to pay FICA tax withholding obligations (and income taxes due on the amounts withheld) due in connection with their qualifying as “retirement eligible” in 2025.

Effective December 31, 2004, benefits under our defined benefit plan were frozen. Accordingly, no adjustments have been included for changes in the actuarial present value of the defined benefit pension plans.

Company Selected Measure Amount	$ 1,209,300,000	$ 1,026,000,000	$ 795,700,000	$ 687,700,000	$ 834,900,000
Measure:: 1
Pay vs Performance Disclosure
Name	Ex-Cat Operating Income
Non-GAAP Measure Description
(9)
This financial measure is a non-GAAP financial measure. Reconciliation to the most directly comparable GAAP measure, income from continuing operations, and/or explanations of how we calculate this measure is contained in Appendix A to this Proxy Statement, which is incorporated herein by reference.

Measure:: 2
Pay vs Performance Disclosure
Name	Pre-Tax Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Operating ROE
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,955,677	3,513,140	(1,932,842)	428,497	1,663,639
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,003,580)	(5,005,617)	(4,600,133)	(3,960,266)	(3,500,384)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,701,547	6,146,332	3,687,677	3,815,952	4,218,774
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,837,685	1,944,553	(1,228,420)	346,063	861,727
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	71,018	66,958	45,533
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	349,007	360,914	162,501	226,748	83,522
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,152,837	833,189	(460,590)	117,304	436,038
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,387,230)	(1,151,501)	(1,062,762)	(975,188)	(875,182)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,783,866	1,423,107	862,452	939,752	1,054,927
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	655,606	462,114	(305,478)	93,755	232,428
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,224	6,054
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 88,371	$ 93,415	$ 45,198	$ 58,985	$ 23,865